Intangible Assets (Details) - Schedule of movements - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Movements Abstract
Carrying amount at the beginning of the year
Acquired intangibles	52,717,427
Amortisation
Carrying amount at the end of the year	$ 52,717,427